Significant accounting policies, judgements, estimates and assumptions - Summary of new accounting standard impact on net assets (Details) - USD ($) $ in Millions	Jan. 01, 2019	Jan. 01, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net assets, beginning of period	$ 101,548	$ 100,404
Net assets, end of period	$ 101,218